PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Vehicles	$281,146	$295,502
Office furniture	61,140	64,263
Electronic equipment	21,220	22,304
Machinery	94,273	106,080
Leasehold improvements	244,081	256,548
Other	12,716	6,374
Total	714,576	751,071
Less: Accumulated depreciation	(492,618)	(460,923)
Property and equipment, net	$221,958	$290,148

Property and equipment consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Vehicles	$295,502	$288,604
Office furniture	64,263	48,464
Electronic equipment	22,304	14,852
Machinery	106,080	-
Leasehold improvements	256,548	-
Other	6,374	-
Total	751,071	351,920
Less: Accumulated depreciation	(460,923)	(284,103)
Property and equipment, net	$290,148	$67,817